Share Capital and Other Components of Equity - Summary of Options Outstanding Along with the Grant Dates and Expiry Date (Parenthetical) (Detail) - CAD ($)	Jun. 02, 2025	Apr. 25, 2025
Omnibus Incentive Plan [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Options repriced	5.05	5.05